Trade receivables - Receivables (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net Carrying Amount [member]
Trade Receivables [Line Items]
Trade receivables	$ 52,743	$ 42,061
Gross carrying amount
Trade Receivables [Line Items]
Trade receivables	53,074	42,194
Gross carrying amount | Current
Trade Receivables [Line Items]
Trade receivables	42,057	35,469
Gross carrying amount | Not later than one month
Trade Receivables [Line Items]
Trade receivables	4,119	887
Gross carrying amount | Later than one month and not later than two months
Trade Receivables [Line Items]
Trade receivables	2,687	1,041
Gross carrying amount | Later than two months and not later than three months
Trade Receivables [Line Items]
Trade receivables	2,338	2,268
Gross carrying amount | Later than three months
Trade Receivables [Line Items]
Trade receivables	1,873	2,529
Allowance for credit losses
Trade Receivables [Line Items]
Trade receivables	$ (331)	$ (133)